Expense Example - FidelitySAIInternationalSmallCapJapanStockIndexFunds-ComboPRO - FidelitySAIInternationalSmallCapJapanStockIndexFunds-ComboPRO - Fidelity SAI International Small Cap Index Fund - Fidelity SAI International Small Cap Index Fund
Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 10
3 years	40
5 years	74
10 years	$ 174